Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Common stock, shares Authorized	4,950,000,000	4,950,000,000
Common stock, shares Issued	2,453,053,497	2,453,053,497
Treasury stock, shares	141,351,296	382,760,101